Income Taxes - Comparison of Federal Statutory Income Tax Rates to Effective Income Tax Rates (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount
Statutory federal tax			$ 16,379	$ 11,399	$ 7,469
State franchise tax, net of federal benefit			3,135	2,281	1,550
Tax-exempt income			(297)	(202)	(203)
Tax impact from enacted change in tax rate			2,591
Other items, net			(539)	11	180
Income tax expense	$ 1,580	$ 3,875	$ 21,269	$ 13,489	$ 8,996
Rate
Statutory federal tax			35.00%	35.00%	34.00%
State franchise tax, net of federal benefit			6.70%	7.00%	7.10%
Tax-exempt income			(0.60%)	(0.60%)	(0.90%)
Tax impact from enacted change in tax rate			5.50%	0.00%	0.00%
Other items, net			(1.20%)	0.00%	0.80%
Income tax expense	15.20%	41.40%	45.40%	41.40%	41.00%